Derivative Instruments Disclosures (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Net unrealized gain on open futures contracts	$ 976,962	[1]	$ 1,184,851	[1]
Net unrealized gain on open forward currency contracts*	48,214	[1]	18,907	[1]
Agricultural Commodities [Member]
Net unrealized gain on open futures contracts	291,028		(229,123)
Currencies [Member]
Net unrealized gain on open futures contracts	405,633		551,576
Energy Related Derivative [Member]
Net unrealized gain on open futures contracts	15,473		210,192
Equity Indices [Member]
Net unrealized gain on open futures contracts	377,148		191,585
Interest Rate Contract [Member]
Net unrealized gain on open futures contracts	45,501		642,655
Metals [Member]
Net unrealized gain on open futures contracts	(157,821)		(182,034)
Derivative Financial Instruments, Assets [Member]
Net unrealized gain on open futures contracts	2,307,245		2,484,760
Net unrealized gain on open forward currency contracts*	228,448		71,863
Derivative Financial Instruments, Assets [Member] | Agricultural Commodities [Member]
Net unrealized gain on open futures contracts	339,653		224,779
Derivative Financial Instruments, Assets [Member] | Currencies [Member]
Net unrealized gain on open futures contracts	597,174		663,637
Derivative Financial Instruments, Assets [Member] | Energy Related Derivative [Member]
Net unrealized gain on open futures contracts	131,493		251,099
Derivative Financial Instruments, Assets [Member] | Equity Indices [Member]
Net unrealized gain on open futures contracts	646,801		222,185
Derivative Financial Instruments, Assets [Member] | Interest Rate Contract [Member]
Net unrealized gain on open futures contracts	345,546		899,598
Derivative Financial Instruments, Assets [Member] | Metals [Member]
Net unrealized gain on open futures contracts	246,578		223,462
Derivative Financial Instruments, Liabilities [Member]
Net unrealized gain on open futures contracts	(1,330,283)		(1,299,909)
Net unrealized gain on open forward currency contracts*	(180,234)		(52,956)
Derivative Financial Instruments, Liabilities [Member] | Agricultural Commodities [Member]
Net unrealized gain on open futures contracts	(48,625)		(453,902)
Derivative Financial Instruments, Liabilities [Member] | Currencies [Member]
Net unrealized gain on open futures contracts	(191,541)		(112,061)
Derivative Financial Instruments, Liabilities [Member] | Energy Related Derivative [Member]
Net unrealized gain on open futures contracts	(116,020)		(40,907)
Derivative Financial Instruments, Liabilities [Member] | Equity Indices [Member]
Net unrealized gain on open futures contracts	(269,653)		(30,600)
Derivative Financial Instruments, Liabilities [Member] | Interest Rate Contract [Member]
Net unrealized gain on open futures contracts	(300,045)		(256,943)
Derivative Financial Instruments, Liabilities [Member] | Metals [Member]
Net unrealized gain on open futures contracts	$ (404,399)		$ (405,496)

[1]	See the condensed schedule of investments for further description.